Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Aug. 01, 2011	Jul. 25, 2011	Dec. 31, 2012 $925 Million Credit Facility [Member]	Dec. 31, 2011 $925 Million Credit Facility [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Dec. 31, 2011 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 6.75% Senior Notes [Member]	Dec. 31, 2011 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total credit facility	$ 925,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 925,000,000	$ 925,000,000
Interest rate of Senior Notes						3.75%	3.75%	6.75%	6.75%
Debt discount on Convertible Senior Notes						$ 26,961,000	$ 40,754,000